Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000213732
Shareholder Report [Line Items]
Fund Name	HCM Defender 100 Index ETF
Trading Symbol	QQH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-100/. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	https://howardcmfunds.com/fund/hcm-defender-100/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 584,456,459
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,052,512
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$584,456,459 Number of Portfolio Holdings91 Advisory Fee $4,052,512 Portfolio Turnover165%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.1%
Exchange-Traded Funds	19.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	0.2%
Materials	0.8%
Utilities	0.9%
Industrials	1.5%
Health Care	3.0%
Consumer Staples	4.7%
Consumer Discretionary	10.7%
Communications	15.7%
Equity	19.9%
Technology	42.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	19.9%
NVIDIA Corporation	8.3%
Microsoft Corporation	8.2%
Apple, Inc.	7.1%
Broadcom, Inc.	4.7%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Netflix, Inc.	3.9%
Tesla, Inc.	3.9%
Costco Wholesale Corporation	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000213733
Shareholder Report [Line Items]
Fund Name	HCM Defender 500 Index ETF
Trading Symbol	LGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-500/. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	https://howardcmfunds.com/fund/hcm-defender-500/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 489,680,214
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 3,325,463
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$489,680,214 Number of Portfolio Holdings432 Advisory Fee $3,325,463 Portfolio Turnover151%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.1%
Exchange-Traded Funds	19.9%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.3%
Real Estate	1.4%
Utilities	1.5%
Energy	2.3%
Consumer Staples	4.1%
Industrials	5.3%
Health Care	7.7%
Financials	7.8%
Consumer Discretionary	7.9%
Communications	9.1%
Equity	19.9%
Technology	31.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	19.9%
NVIDIA Corporation	6.8%
Microsoft Corporation	6.5%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.